FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF INTEREST EXPENSE ON THE COMPANY’S BANK BORROWINGS

Finance costs comprise interest expense recognized from lease liabilities upon application of IFRS 16 and interest expense on convertible note:

	For the years ended December 31,
	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Interest on lease liability– continuing operations	—	25	51
Interest on lease liability - discontinued operations (Note 30)	293	1,479	2,115
Interest expense on convertible note	975	—	—